Earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings per share

9.	Earnings per share

Earnings per share amounts are calculated by dividing net income for the year attributable to the owners of the parent by the weighted average number of ordinary shares during the year, net of the number of treasury shares.

There are no transactions or items generating a dilutive effect.

The following reflects information on income and the number of shares used in the earnings per share computations:

	2025	2024	2023
	ARS 000	ARS 000	ARS 000

Net income attributable to equity holders of the parent	346,353,873	65,245,736	424,094,323

Weighted average number of ordinary shares (1)	1,501,909,381	1,502,618,381	1,504,235,035

(1)	The weighted average number of shares takes into account the weighted average effect of changes in treasury shares during the year

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of issuance of these consolidated financial statements that may produce a dilutive effect.